Investment Strategy	Dec. 19, 2025
Invesco High Yield Select ETF | Invesco High Yield Select ETF
Prospectus [Line Items]
Strategy [Heading]	2.)Principal Investment Strategies and Risks Changes.
Strategy Narrative [Text Block]
i.	The following or similar information is added to the “Principal Investment Strategies” section of the Summary Prospectus, the “Summary Information – Principal Investment Strategies” section of the Statutory Prospectus and the “Additional Information About the Fund’s Strategies and Risks – Principal Investment Strategies” section of the Statutory Prospectus:

The Fund may invest up to 20% of its net assets in senior secured floating rate loans made by banks, including non-U.S. borrowers or issuers. Secured floating rate loans (also known as bank loans) are made to or issued by companies (borrowers), which may include U.S. and non-U.S. companies, and bear interest at a floating rate that resets periodically based on a benchmark that reflects current interest rates. Secured floating rate loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts and refinancings. Floating rate loans are typically structured and administered by a financial institution that acts as agent for the lenders in the lending group. Floating rate loans will generally be purchased from banks or other financial institutions through assignments or participations. A direct interest in a floating rate loan may be acquired directly from the agent or another lender by assignment or an indirect interest may be acquired as a participation in another lender’s portion of a floating rate loan. The Fund may invest in defaulted or distressed loans and loans to bankrupt companies.

The Fund will attempt to maintain a dollar-weighted average portfolio duration equal to or less than three years. Because of events affecting the bond markets and interest rate changes, the duration of the portfolio might not meet that target at all times. The foregoing duration target is not guaranteed and the Sub-Adviser may deviate from such target in its discretion. Duration is a measure of volatility expressed in years and represents the anticipated percent change in a bond’s price at a single point in time for a 1% change in yield. As duration increases, volatility increases as applicable interest rates change.

Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]
1.	The following information is added to the “Principal Investment Strategies” sections of the Summary Prospectus and Statutory Prospectus, and the “Additional Information About the Fund’s Strategies and Risks – Principal Investment Strategies” section of the Statutory Prospectus:

The Fund may invest more than 25% of its assets in the financial services sector.

The Fund can invest in derivative instruments, including futures contracts and swap contracts. The Fund can use futures contracts, including Treasury and interest rate futures, to increase or reduce its exposure to interest rate changes. The Fund can use swap contracts, including interest rate swaps, to hedge or adjust its exposure to interest rates. The Fund can also use swap contracts, including credit default swaps, to create long or short exposure to corporate or sovereign debt securities.

2.	The following replaces similar information in the “Principal Investment Strategies” section of the Summary Prospectus, the “Summary Information – Principal Investment Strategies” section of the Statutory Prospectus and the “Additional Information About the Fund’s Strategies and Risks – Principal Investment Strategies” section of the Statutory Prospectus:

The Fund currently may invest up to 33% of its assets in mortgage-backed securities (“MBS”) or in other asset-backed securities (“ABS”).

3.	The following sentence is removed from the “Principal Investment Strategies” section of the Summary Prospectus, the “Summary Information – Principal Investment Strategies” section of the Statutory Prospectus and the “Additional Information About the Fund’s Strategies and Risks – Principal Investment Strategies” section of the Statutory Prospectus:

The Fund also may invest directly in ETFs and other investment companies that provide exposure to fixed income securities similar to those securities in which the Fund may invest directly.